Subsidiaries	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Subsidiaries
15.	SUBSIDIARIES
a.	Information on significant noncontrolling interest subsidiary

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2017	2018
SENAO	Taiwan	71%	72%
CHPT	Taiwan	62%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2016	2017	2018	2017	2018
	NT$	NT$	NT$	NT$	NT$
		(In Millions)
SENAO	$690	$592	$326	$4,092	$4,108
CHPT	$341	$431	$477	3,513	4,022
Individually immaterial subsidiaries with noncontrolling interests				869	1,727
				$8,474	$9,857

Summarized financial information in respect of SENAO and its subsidiaries that has material noncontrolling interests is set out below.  The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Current assets	$7,584	$7,041
Noncurrent assets	$2,531	$2,527
Current liabilities	$4,278	$3,757
Noncurrent liabilities	$160	$164
Equity attributable to the parent	$1,585	$1,539
Equity attributable to noncontrolling interests	$4,092	$4,108

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$34,453	$36,038	$31,540
Costs and expenses	33,476	35,200	31,081
Profit for the year	$977	$838	$459

Profit attributable to the parent	$287	$246	$133
Profit attributable to noncontrolling interests	690	592	326
Profit for the year	$977	$838	$459

Other comprehensive income (loss) attributable to the parent	$(21)	$3	$(2)
Other comprehensive loss attributable to noncontrolling interests	(53)	(17)	(10)
Other comprehensive loss for the year	$(74)	$(14)	$(12)

Total comprehensive income attributable to the parent	$266	$249	$131
Total comprehensive income attributable to noncontrolling interests	637	575	316
Total comprehensive income for the year	$903	$824	$447

Dividends paid to noncontrolling interests	$526	$703	$587

Net cash flow from operating activities	$531	$1,081	$696
Net cash flow from investing activities	130	(57)	(13)
Net cash flow from financing activities	(677)	(897)	(491)
Effect of exchange rate changes on cash and cash equivalents	(7)	(2)	1
Net cash inflow (outflow)	$(23)	$125	$193

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below.

The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Current assets	$4,496	$4,417
Noncurrent assets	$2,167	$2,779
Current liabilities	$965	$1,076
Noncurrent liabilities	$1	$1
Equity attributable to CHI	$2,184	$2,097
Equity attributable to noncontrolling interests	$3,513	$4,022

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$2,607	$3,127	$3,299
Costs and expenses	2,020	2,402	2,549
Profit for the year	$587	$725	$750

Profit attributable to CHI	$246	$294	$273
Profit attributable to noncontrolling interests	341	431	477
Profit for the year	$587	$725	$750

Other comprehensive loss attributable to CHI	$—	$(1)	$—
Other comprehensive loss attributable to noncontrolling interests	—	(2)	—
Other comprehensive loss for the year	$—	$(3)	$—

Total comprehensive income attributable to CHI	$246	$293	$273
Total comprehensive income attributable to noncontrolling interests	341	429	477
Total comprehensive income for the year	$587	$722	$750

Dividends paid to noncontrolling interests	$109	$146	$210

Net cash flow from operating activities	$671	$1,052	$862
Net cash flow from investing activities	(904)	(639)	(733)
Net cash flow from financing activities	841	2,306	(328)
Effect of exchange rate changes on cash and cash equivalents	(2)	(4)	1
Net cash inflow (outflow)	$606	$2,715	$(198)

b.	Equity transactions with noncontrolling interests

CHI disposed of some shares of CHPT in March 2016, and did not participate in the capital increase of CHPT in March 2016 and September 2017.  Additionally, CHI disposed some shares of CHPT from April to August 2018.  Therefore, the Company’s ownership interest in CHPT decreased to 34.25% as of December 31, 2018.  See Note 34(e) for details.

Chunghwa and CHI disposed some shares of CHIEF in June 2017 and May 2018 before CHIEF traded its shares on the emerging stock market and the General Stock Market of the Taipei Exchange according to the local requirements.  In addition, Chunghwa and CHI did not participate in the capital increase of CHIEF in June 2018.  Furthermore, CHIEF issued new shares in March and November 2018 as its employees exercised their options.  Therefore, the Company’s equity ownership interest in CHIEF decreased to 60.23% as of December 31, 2018.  See Note 34(c)(d) for details.

SENAO transferred its treasury stock to employees in June and November 2017, and June 2018.  The Company’s ownership interest in SENAO decreased to 28.93% and 28.18% as of December 31, 2017 and 2018, respectively.  See Note 34(b) for details.

SENAO subscribed for all the shares in the capital increase of Youth in December 2018.  Therefore, the Company’s equity ownership interest in Youth increased from 89% to 93%.

The above transactions were accounted for as equity transactions since the Company did not cease to have control over these subsidiaries.

The detailed information of the equity transactions for the years ended December 31, 2016, 2017 and 2018 was as follows:

	Year Ended December 31
	2016		2017
	CHI Disposed Some Shares of CHPT	CHI Did Not Participate in the Capital Increase of CHPT	CHI Did Not Participate in the Capital Increase of CHPT	SENAO Transferred its Treasury Stock	Chunghwa and CHI Disposed Some Shares of CHIEF
	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from (paid to) Noncontrolling interests	$83	$1,175	$2,552	$164	$106
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(25)	(786)	(1,750)	(137)	(29)
Differences arising from equity transactions	$58	$389	$802	$27	$77

Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$58	$—	$—	$—	$77
Additional paid-in capital - arising from changes in equities of subsidiaries	$—	$389	$802	$27	$—
Unappropriated earnings	$—	$—	$—	$—	$—

	Year Ended December 31
	2018
	SENAO not Proportionately participating in the Capital Increase of Youth	SENAO Transferred its Treasury Stock	CHI Disposed Some Shares of CHPT	Chunghwa and CHI Did Not Participate in the Capital Increase of CHIEF	Chunghwa and CHI Disposed Some Shares of CHIEF	Share-Based Payment of CHIEF
	NT$	NT$	NT$	NT$		NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$—	$327	$1,042	$1,477	$133	$35
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	—	(272)	(330)	(700)	(19)	(24)
Differences arising from equity transactions	$—	$55	$712	$777	$114	$11

Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$—	$—	$712	$—	$114	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$—	$55	$—	$777	$—	$11